5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2025
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

	Portugal		Kosovo		Others
	Alvalade	Others	Slivova	Others		Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2025	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2025	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2025
Depreciation	$ 2,901	$ -	$ -	$ -	$ -	$ 2,901
Geological salaries and consulting	197,944	-	-	-	-	197,944
Insurance	3,261	-	-	-	-	3,261
Office and administrative fees	6,685		-			6,685
Rent	53,146	-	-	-	-	53,146
Site costs	11,330	-	-	-	-	11,330
Travel	4,082	-	-	-	-	4,082
Reimbursements from optionees	(71,740)	-	-	-	-	(71,740)
	$ 207,609	$ -	$ -	$ -	$ -	$ 207,609
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	23,469	206,975	4	1,285,920
Depreciation	20,079	98,722	-	-	-	118,801
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,812,295	6,317,147	170,571	720,879	12,359	14,033,251
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	29,236	52,112	14,604	15,007	-	110,959
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	260,957	279,739	83,665	101,624	68,446	794,431
Rent	659,230	596,896	53,787	88,221	20,560	1,418,694
Report	-	-	39.999	-	-	39,999
Site costs	207,167	244,377	189,450	194,582	8,865	844,441
Travel	250,376	247,277	63,047	22,478	15,326	598,504
Trenching and road work	--	-	34,339	-	-	34,339
Reimbursements from optionees	(9,830,189)	(4,890,826)	(3,022,135)	(45,158)	-	(17,788,308)
	$ (617,768)	$ 4,145,186	$ 78,728	$ 1,787,017	$ 500,931	$ 5,894,094
	Portugal		Kosovo		Others
	Alvalade	Others	Slivova	Others		Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2024	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2024	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2024
Concession fees and taxes	$ -	$ -	$ 2,964	$ -	$ -	$ 2,964
Geological salaries and consulting	28,881	-	12,884	-	-	41,765
Insurance	506	-	-	-	-	506
Rent	-	-	11,629	-	-	11,629
Site costs	1,474	-	879	-	-	2,353
Travel	2,399	-	-	-	-	2,399
Reimbursements from optionees	(418,539)	-	(29,492)	-	-	(448,031)
	$ (385,279)	$ -	$ (1,136)	$ -	$ -	$ (386,415)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	23,469	206,975	4	1,285,920
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,614,351	6,317,147	170,571	720,879	12,359	13,835,307
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,975	52,112	14,604	15,007	-	107,698
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,272	279,739	83,665	101,624	68,446	787,746
Rent	606,084	596,896	53,787	88,221	20,560	1,365,548
Report	-	-	39.999	-	-	39,999
Site costs	195,837	244,377	189,450	194,582	8,865	833,111
Travel	246,294	247,277	63,047	22,478	15,326	594,422
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionees	(9,758,449)	(4,890,826)	(3,022,135)	(45,158)	-	(17,716,568)
	$ (825,377)	$ 4,145,186	$ 78,728	$ 1,787,017	$ 500,931	$ 5,686,485

Portugal

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvalade:

On November 19, 2019, the Company and MAEPA (collectively the “Company”) and Minas de Aguas Teñidas, S.A. (“Sandfire MATSA” or “MATSA”) and its wholly-owned subsidiary Sandfire Mineira Portugal,Unipessoal Lda. (“SMP”), formerly “EUL”, collectively “Sandfire MATSA” entered into an Earn-In Joint Venture Agreement (the “Agreement”) with respect to the Alvalade Project. Pursuant to the Agreement, PorMining, Unipessoal Lda. (“PorMining”) was incorporated on December 17, 2019 to hold assets and develop mineral rights (both as defined) and SMP can earn up to an 85% interest in PorMining. The earning of this interest, subsequent arrangements that may be entered into to explore the assets and, if warranted, the development of one or more projects are referred to as the “Transaction”.

On March 27, 2020, MAEPA and SMP entered into a Quota Transfer Agreement pursuant to which MAEPA split its 100% interest in the share capital of PorMining into two quotas, representing 51% and 49% of the company’s share capital, and sold the 51% quota to SMP for the nominal value of €510.

On March 27, 2020, the Company, MAEPA, Sandfire MATSA and SMP entered into the PorMining Lda. Shareholders’ Agreement (the “Agreement”). Pursuant to the Agreement:

•PorMining has five directors. From the effective date until the second option exercise date, three will be nominated by SMP and two by MAEPA. Thereafter, four will be nominated by SMP and one will be nominated by MAEPA. Upon the occurrence of the 51/49 Phase and thereafter, SMP is entitled to nominate three directors and MAEPA two directors. In the event of dilution of the interest of SMP or MAEPA, each will be entitled to proportional representation (as described) equal to its then interest;

•In the event that SMP and/or MAEPA wish to sell or transfer their shares in PorMining, PorMining has a right of first refusal to purchase all or a portion of the shares. To the extent that PorMining does not exercise its right of first refusal to all the shares, each of SMP and/or MAEPA has a right of first refusal; and

•The Agreement will terminate at such time as there is a final decision regarding the dissolution and liquidation of PorMining, the parties mutually agree on the termination of the Agreement or as provided for under the Earn-In Joint Venture Agreement.

The effective date of the Transaction was June 15, 2020, the date that PorMining received the mineral rights in its name from the General Directorate of Energy and Geology of Portugal (“DGEG”). The Transaction comprised of few phases whereas SMP completed Phase I – First Option and was working on Phase II – Second Option before SMP terminated the Agreement in February 2025.

During Phase I, MAEPA granted SMP the sole and exclusive right to hold an undivided 51% interest in PorMining (the first option) for at least three years from June 15, 2020 of the Experimental Exploitation License (the “EEL”) by DGEG to PorMining. SMP’s right to maintain its 51% interest was conditional upon Sandfire MATSA:

•Paying €400,000 to the Company on or before the effective date (€200,000 was received in December 2019 and the remaining €200,000 was received in June 2020);

•Funding or providing the necessary financial instrument to cover the guarantee, which will be returned to Sandfire MATSA following the release of the guarantee by DGEG (funded €100,000 in June 2020); and

•Funding expenditures (the first option expenditures) on the mineral rights in an aggregate amount of €2,400,000 (€1,200,000 within the first 12 months following the effective date [met] and €1,200,000 in the next 24 months [met]) on or before three years from the effective date or the issue of the EEL.

Effectively in March 2022, Sandfire MATSA completed the Phase I First Option by funding a total of €2,500,000 on the Alvalade project, including the €100,000 guarantee with DGEG, and SMP unconditionally earned the 51% interest in PorMining.

During Phase I, MAEPA acted as the operator of the mineral rights with PorMining paying MAEPA an operator’s fee equal to €100,000 per year, paid monthly starting June 16, 2020, funded by Sandfire MATSA and which formed part of the first option expenditures.

Upon the completion of Phase I, Sandfire MATSA and PorMining continued with having MAEPA acting as the operator and PorMining continued paying the operator’s fee until December 31, 2024. In January 2025, SMP notified the Company that it intended to transfer its interests in the project back to the Company. During the year ended December 31, 2025, MAEPA received the final operator’s fee of €8,333 ($13,151) (2024 - €100,000 ($148,180)) where the fund was included in reimbursements from optionee.

Prior to SMP terminating the Agreement in February 2025, as of December 31, 2024, Sandfire MATSA funded €5,221,000 towards Phase II – Second Option, but it did not complete this Phase II – Second Option earn-in and paid an additional amount of €159,900 to cover the final planned and wrap up costs for the Alvalade Project.

On February 27, 2025, SMP and the Company signed the termination agreement and for a nominal fee of €510, the Alvalade project and the portion of the share capital of the joint venture entity PorMining held by SMP (51%) was transferred to MAEPA, resulting in the Company owning 100% of PorMining and began consolidating PorMining effective April 1, 2025. As a result of this transfer, the Company recognized a gain of $399,712 in the statement of comprehensive loss.

Upon DGEG releaing the guarantee of $160,890 (€100,000) that Sandfire MATSA put in as part of the Phase I – First Option obligation, this amount will be returned to Sandfire MATSA. As a result, the Company recorded such amount in both the non-current asset (Property deposit) and non-current liability (Due to Sandfire MATSA). See also Note 6(a).

	December 31, 2025	December 31, 2024

Due from optionee
Alvalade - PorMining	$ -	$ 34,267
	$ -	$ 34,267

Kosovo

Slivova (formerly Slivovo) license:

Byrnecut International Limited (“Byrnecut”) earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. Avrupa’s interest in Peshter Mining was subsequently diluted to below 10%, resulting in the Company’s interest in Peshter Mining being converted into a 2% Net Smelter Return.

On December 31, 2019, the Company wrote down its interest in Slivovo by $143,154 to $1 as the Company was in negotiations with the Kosovo Mining Bureau, along with Byrnecut and Peshter Mining as to how to possibly extend the life of this license.During fiscal 2020, Byrnecut decided not to proceed with advancing Slivovo.Rather than dropping the license and potentially allowing a third party to stake the open land, Innomatik Exploration Kosovo LLC (“IEK”), Byrnecut and Peshter Mining entered into a binding term sheet (the “TS”) whereby the parties set out the terms on which Peshter Mining would surrender the existing tenements, thereby enabling IEK to apply, as sole beneficial owner, for one or more tenements over the entirety of the tenement area. The license was officially released back to the government. As of December 31, 2020, the Company wrote off $1. On November 2, 2023, Peshter Mining was deregistered and dissolved.

In March 2021, the Company incorporated a wholly-owned subsidiary, AVU Kosova LLC, to apply for a new Slivovo exploration permit. In May 2022, the Company received a seven-year exploration permit known as the Slivova license.

As consideration for Byrnecut ensuring that Peshter Mining complies with its obligations under the TS, IEK must pay to Byrnecut milestone cash payments totaling €375,000 and milestone gold payments totaling 850 troy ounces of gold (together known as “Success Payments”) as follows:

Cash

•€125,000 within 30 days of the first to occur of the completion of a positive bankable feasibility study or the board of directors of IEK making a decision to proceed with the development of a commercial mining operation in respect of all or any part of the tenement area;

•€125,000 within 30 days of issue of a mining license in respect of all or any party of the tenement area; and

•€125,000 within 30 days of commencement of construction of a mine within the tenement area.

Gold

•100 troy ounces within 30 days of commencement of commercial production (“CCP”);

•175 troy ounces within 30 days of the one-year anniversary of CCP;

•250 troy ounces within 30 days of the two-year anniversary of CCP; and

•325 troy ounces within 30 days of the three-year anniversary of CCP.

On August 24, 2022, and subsequently confirmed via a Definitive Agreement (the “Agreement”) on May 2, 2023, the Company and Western Tethyan Resources (“WTR”) entered into an agreement in respect of the Slivova project. WTR is a private exploration company and is 75% owned by London AIM-listed Ariana Resources PLC. Pursuant to the Agreement, WTR can earn up to an 85% interest in the Slivova project.

The terms of the Agreement are as follows:

Date/Period	Expenditures	Option Payment	Earn-in %
On September 1, 2022 (Effective Date)	None	€35,000 (received)
On or before March 1, 2023	€100,000 (spent)	None
On March 1, 2023	None	€35,000 (received)
On or before September 1, 2023	€150,000 (spent)	€30,000 (received)
On or before September 1, 2024 *	€650,000 (spent)	None	51% (Stage 1)
On or before September 1, 2025 **	€1,000,000	None	75% (Stage 2)

*In June 2024, the Agreement was amended and the completion date for the expenditure of €650,000 was extended from September 1, 2024 to December 31, 2024.

**The Company and WTR are working with the Kosovo government to renew the Slivova license and once the Kosovo government has approved such, the two parties will amend the earn-in date for Stage 2 of the Agreement.

During Stage 1, the expenditures will be in respect of payments for exploration, drilling, baseline environmental and social surveys, and other payments to landowners. As of December 31, 2024, WTR completed the Stage 1 by funding a total of €819,014 on the Slivova project and unconditionally earned the 51% interest in AVU Kosova LLC.On January 31, 2025, 51% interest was transferred to WTR, leaving the Company recognizing $1 as its 49% interest in AVU Kosova LLC as “Investment in AVU Kosova LLC” (See Note 7).

During Stage 2, the expenditures will be in respect of payments for a NI 43-101 resource estimation, commencement of full Environmental Impact Statement (“EIS”), and other exploration expenses.

During fourth and fifth year from the Effective Date (Stage 3), WTR must complete the EIS, Feasibility Study (“FS”), and Mining License application to earn-in 85% interest in the project.

During Stage 4, WTR will complete the Success Payments to the previous JV partner, Byrnecut (see “TS” above).

During Stage 5, the Company will participate in the mine build or dilute to 1% Net Smelter Return (“NSR”).